JOHCM CREDIT INCOME FUND

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM GLOBAL EQUITY FUND

JOHCM GLOBAL INCOME BUILDER FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

(the "JOHCM FUNDS")

EACH, A SERIES OF THE ADVISERS INVESTMENT TRUST ("AIT")

Supplement dated February 1, 2021

           to the JOHCM Funds' Prospectus dated January 28, 2021

IMPORTANT NOTICE REGARDING FUND REORGANIZATION

At a meeting held on December 10, 2020, the Board of Trustees of AIT (the "Board") approved, subject to shareholder approval, a proposed reorganization of the JOHCM Funds (each, a "Target Fund," and together, the "Target Funds") with and into series of the JOHCM Funds Trust (each, an "Acquiring Fund," and together, the "Acquiring Funds") (each such reorganization, a "Reorganization," and together, the "Reorganizations") which are listed opposite the relevant Target Fund below:

Target Fund

(each a series of AIT)

JOHCM CREDIT INCOME FUND

Institutional Shares (Ticker: JOCIX)

Class I Shares (Ticker: JOCEX)

Class II Shares (Ticker: JOCMX)

JOHCM EMERGING MARKETS OPPORTUNITIES

FUND

Institutional Shares (Ticker: JOEMX)

Class I Shares (Ticker: JOEIX)

Class II Shares (Ticker: JOEAX)

JOHCM EMERGING MARKETS SMALL MID CAP

EQUITY FUND

Institutional Shares (Ticker: JOMMX)

Class I Shares (Ticker: JOMEX)

Class II Shares (Not currently offered)

JOHCM GLOBAL EQUITY FUND

Institutional Shares (Ticker: JOGIX)

Class I Shares (Ticker: JOGEX)

Class II Shares (Ticker: JOGAX) (Not currently offered)

JOHCM GLOBAL INCOME BUILDER FUND

Institutional Shares (Ticker: JOBIX)

Class I Shares (Ticker: JOFIX)

Class II Shares (Ticker: JOIIX)

JOHCM INTERNATIONAL OPPORTUNITIES FUND

Institutional Shares (Ticker: JOPSX)

Class I Shares (Not currently offered)

Class II Shares (Not currently offered)

JOHCM INTERNATIONAL SELECT FUND

Class I Shares (Ticker: JOHIX)

Class II Shares (Ticker: JOHAX)

JOHCM INTERNATIONAL SMALL CAP EQUITY

FUND

Institutional Shares (Ticker: JOSMX)

Class I Shares (Ticker: JOISX)

Class II Shares (Ticker: JOSAX)

Acquiring Fund

(each a series of JOHCM Funds Trust)

JOHCM CREDIT INCOME FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM EMERGING MARKETS OPPORTUNITIES

FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM EMERGING MARKETS SMALL MID CAP

EQUITY FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM GLOBAL SELECT FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM GLOBAL INCOME BUILDER FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM INTERNATIONAL OPPORTUNITIES FUND

Institutional Shares

Advisor Shares

Investor Shares

JOHCM INTERNATIONAL SELECT FUND

Institutional Shares

Investor Shares

JOHCM INTERNATIONAL SMALL CAP EQUITY

FUND

Institutional Shares

Advisor Shares

Investor Shares

J O Hambro Capital Management Limited (the "Adviser"), the investment adviser to the Target Funds, recommended the Reorganizations to the Board. In order to accomplish the Reorganizations, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization for each Target Fund (the "Plan"). After the Reorganizations, the Acquiring Funds will be managed by JOHCM (USA) Inc. ("JOHCM USA"), a wholly-owned subsidiary of, and part of the same globally integrated investment organization as, the Adviser. Each Acquiring Fund will be managed by JOHCM USA in accordance with an identical investment objective and substantially similar strategies as those utilized by the corresponding Target Fund.The Reorganizations are not expected or intended to result in any changes to the day-to-day management of any of the Target Funds. Each Target Fund's existing portfolio management team will serve as portfolio managers for the corresponding Acquiring Fund, in each case either directly as employees of JOHCM USA or as associated persons of JOHCM USA, subject to its oversight.

The Plan provides for (1) the acquisition by JOHCM Funds Trust, a Massachusetts business trust, on behalf of each Acquiring Fund, of all of the assets of a corresponding Target Fund, in exchange for shares of the corresponding class of the Acquiring Fund (as indicated in the table above), and the assumption by the JOHCM Funds Trust, on behalf of each Acquiring Fund, of the liabilities of each corresponding Target Fund; and (2) the dissolution of each Target Fund as soon as practicable after the closing of the Reorganization. Each Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.

The Reorganizations are subject to the satisfaction of a number of conditions, including approval by the shareholders of the relevant Target Fund.The Board has called a shareholder meeting where shareholders will consider and vote on the Plan (the "Special Meeting"). The Special Meeting is expected to be held in June 2021. If approved by shareholders, the Reorganizations are scheduled to occur in June 2021, although one or more of the Reorganizations may be delayed.

A notice of the Special Meeting of each Target Fund's shareholders and the combined proxy statement and prospectus for the Acquiring Funds will be mailed to each Target Fund's shareholders in advance of the Special Meeting and will specify the record date and meeting date for the Special Meeting. If a Reorganization is approved by a Target Fund's shareholders at the Special Meeting, shareholders of that Target Fund will receive shares of the corresponding Acquiring Fund having the same aggregate net asset value as the shares of the Target Fund they hold on the date of the Reorganization.The Reorganizations will not affect the total value of any shareholders' holdings in a Target Fund at the time of the relevant Reorganization

A Target Fund's shareholders may purchase and redeem shares of the Target Fund in the ordinary course until the last business day before the closing of the relevant Reorganization, as described in the Target Funds' prospectuses.

Purchase and redemption requests received after closing of the Reorganizations (if approved) should be directed to the relevant Acquiring Fund in accordance with its prospectus.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund or Target Fund, nor is it a solicitation of any proxy. For important information regarding the Reorganizations, or to receive a free copy of the combined proxy statement and prospectus relating to the Reorganizations, once it is available, please call 1-866-260-9549.The combined proxy statement and prospectus relating to the Reorganizations will also be available free of charge on the Securities and Exchange Commission's web site (http://www.sec.gov). Please read the combined proxy statement and prospectus carefully before making any decision to invest or when considering a Reorganization proposal.

This Supplement should be retained for future reference.